Right-of-Use Asset/Lease Liability - Schedule of Right-of-Use Asset and Lease Liability (Details) - Office Space [Member] - MYR (RM)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Right-Of-Use Asset and Lease Liability [Line Items]
Right-of-use asset, Ending balance	RM 10,382	RM 134,954
Net carrying amount	10,382	134,954
Lease liability, Beginning balance	138,899
Net carrying amount	10,954	138,899
Represented by:
Current liabilities	10,954	127,945
Non-current liabilities		10,954
Total liabilities	10,954	138,899
As of July 1	138,899	260,592	RM 388,357
Cash flows	(132,000)	(132,000)	(132,000)
Interest expense of lease liability	4,055	10,307	4,235
As of June 30	10,954	138,899	260,592
Lease Liability [Member]
Schedule of Right-Of-Use Asset and Lease Liability [Line Items]
Lease liability, Beginning balance	138,899	260,592
Interest charged	4,055	10,307
Lease liability, Ending balance	142,954	270,899
- principal	(127,945)	(121,693)
- interest	(4,055)	(10,307)
Total payments	(132,000)	(132,000)
Net carrying amount	10,954	138,899	260,592
Represented by:
Total liabilities	10,954	138,899	260,592
Cost [Member] | Right-of-Use Asset [Member]
Schedule of Right-Of-Use Asset and Lease Liability [Line Items]
Right-of-use asset, Ending balance	503,272	503,272
Net carrying amount	503,272	503,272
Accumulated Depreciation [Member] | Right-of-Use Asset [Member]
Schedule of Right-Of-Use Asset and Lease Liability [Line Items]
Accumulated depreciation, Beginning balance	(368,318)	(243,746)
Charge for the year	(124,572)	(124,572)
Accumulated depreciation, Ending balance	RM (492,890)	RM (368,318)	RM (243,746)